REVENUES	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
REVENUES	REVENUES
Disaggregation of Revenues

year ended December 31, 2023	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	5,141	5,107	442	2,115	—	12,805
Power generation	—	—	—	—	427	427
Natural gas storage and other[1,2]	32	874	125	3	363	1,397
	5,173	5,981	567	2,118	790	14,629
Sales-type lease income[3]	—	—	279	—	—	279
Other revenues[4]	—	248	—	549	229	1,026
	5,173	6,229	846	2,667	1,019	15,934
1Includes $31 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Includes $97 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 11, Leases, for additional information.
3Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 11, Leases, for additional information.
4Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 11, Leases, and Note 29, Risk management and financial instruments, for additional information.

year ended December 31, 2022	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,696	4,621	507	1,983	—	11,807
Power generation	—	—	—	—	490	490
Natural gas storage and other[1,2]	68	1,298	54	4	391	1,815
	4,764	5,919	561	1,987	881	14,112
Sales-type lease income[3]	—	—	127	—	—	127
Other revenues[4,5]	—	14	—	681	43	738
	4,764	5,933	688	2,668	924	14,977
1Includes $68 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Includes $37 million of revenues generated from non-lease components for the provision of operating and maintenance services with respect to sales-type leases on the in-service TGNH pipelines. Refer to Note 11, Leases, for additional information.
3Represents the sales-type lease income on the in-service TGNH pipelines. Refer to Note 11, Leases, for additional information.
4Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 11, Leases, and Note 29, Risk management and financial instruments, for additional information.
5Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from H.R.1, the Tax Cuts and Jobs Act (U.S. Tax Reform). Refer to Note 14, Rate-regulated businesses, for additional information.

year ended December 31, 2021	Canadian Natural Gas Pipelines	U.S. Natural Gas Pipelines	Mexico Natural Gas Pipelines	Liquids Pipelines	Power and Energy Solutions	Total
(millions of Canadian $)

Revenues from contracts with customers
Capacity arrangements and transportation	4,432	4,139	576	2,025	—	11,172
Power generation	—	—	—	—	324	324
Natural gas storage and other[1]	87	1,057	29	5	278	1,456
	4,519	5,196	605	2,030	602	12,952
Other revenues[2,3]	—	37	—	276	122	435
	4,519	5,233	605	2,306	724	13,387
1Includes $87 million of fee revenues from an affiliate related to the development and construction of the Coastal GasLink pipeline project which is 35 per cent owned by TC Energy.
2Other revenues include income from the Company's operating lease arrangements, marketing activities and financial instruments. Refer to Note 11, Leases, and Note 29, Risk management and financial instruments, for additional information.
3Other revenues from U.S. Natural Gas Pipelines include the amortization of the net regulatory liabilities resulting from U.S. Tax Reform. Refer to         Note 14, Rate-regulated businesses, for additional information.
Contract Balances

at December 31	2023	2022	Affected line item on the Consolidated balance sheet
(millions of Canadian $)

Receivables from contracts with customers	1,832	1,907	Accounts receivable
Contract assets (Note 9)	151	155	Other current assets
Long-term contract assets (Note 16)	457	355	Other long-term assets
Contract liabilities[1] (Note 18)	69	62	Accounts payable and other
Long-term contract liabilities[1] (Note 19)	12	32	Other long-term liabilities
1During the year ended December 31, 2023, $64 million (2022 – $51 million) of revenues were recognized that were included in contract liabilities and         long-term contract liabilities at the beginning of the year.
Contract assets and long-term contract assets primarily relate to the Company’s right to revenues for services completed but not invoiced at the reporting date on long-term committed capacity natural gas pipelines contracts. The change in contract assets is primarily related to the transfer to Accounts receivable when these rights become unconditional and the customer is invoiced, as well as the recognition of additional revenues that remain to be invoiced. Contract liabilities and long-term contract liabilities primarily represent unearned revenue for contracted services. Under the terms of the consolidated Transportation Service Agreement (TSA), the contract liability relating to current and future in-service TGNH pipelines is netted against certain contract asset balances. The resulting net contract liability is settled against net investment in leases on the Consolidated balance sheet when the pipeline enters into service.
Future Revenues from Remaining Performance Obligations
As at December 31, 2023, future revenues from long-term pipeline capacity arrangements and transportation as well as natural gas storage and other contracts extending through 2055 are approximately $22.9 billion, of which approximately $4.9 billion is expected to be recognized in 2024.
A significant portion of the Company's revenues are considered constrained and therefore not included in the future revenue amounts above as the Company uses the following practical expedients:
•right to invoice practical expedient – applied to all U.S. and certain Mexico rate-regulated natural gas pipeline capacity arrangements and flow-through revenues
•variable consideration practical expedient – applied to the following variable revenues:
◦interruptible transportation service revenues as volumes cannot be estimated
◦liquids pipelines capacity revenues based on volumes transported
◦power generation revenues related to market prices that are subject to factors outside the Company's influence
•contracts for a duration of one year or less. In addition, future revenues from the Company's Canadian natural gas pipelines' regulated firm capacity contracts include fixed revenues only for the time periods that approved tolls under current rate settlements are in effect and certain. Future revenues exclude lease income from the Company's Mexico natural gas pipelines on projects that have not been placed into service.